EXCHANGEABLE NOTES AND OTHER BORROWINGS (Schedule of Carrying Value of Exchangeable Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings [abstract]
Exchangeable senior notes	$ 82,695	$ 82,021	$ 81,382
Other borrowings	31
Total value of embedded derivatives - liability	1,370	4
Total non-current liabilities	$ 84,065	$ 82,025